Guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2021
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2021 (CHF million)
Credit guarantees and similar instruments	2,124	1,049	197	561	3,931	3,874		25	2,014
Performance guarantees and similar instruments	3,982	2,253	555	528	7,318	6,299		40	3,605
Derivatives [2]	5,374	2,567	561	419	8,921	8,921		289	–
Other guarantees	4,012	1,040	307	1,151	6,510	6,469		71	3,789
Total guarantees	15,492	6,909	1,620	2,659	26,680	25,563		425	9,408
2020 (CHF million)
Credit guarantees and similar instruments	1,645	649	203	582	3,079	3,016		27	1,637
Performance guarantees and similar instruments	3,607	1,885	526	514	6,532	5,601		30	2,535
Derivatives [2,3]	4,179	6,051	1,288	559	12,077	12,077		158	–
Other guarantees	3,555	996	421	1,171	6,143	6,130		85	3,725
Total guarantees	12,986	9,581	2,438	2,826	27,831	26,824		300	7,897
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Prior period has been revised.

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Collateral received
2021 (CHF million)
Irrevocable commitments under documentary credits	4,796	116	0	0	4,912	4,602		2,801
Irrevocable loan commitments [2]	22,959	44,143	43,848	11,609	122,559	118,281		55,766
Forward reverse repurchase agreements	466	0	0	0	466	466		466
Other commitments	121	16	11	248	396	396		8
Total other commitments	28,342	44,275	43,859	11,857	128,333	123,745		59,041
2020 (CHF million)
Irrevocable commitments under documentary credits	3,915	97	0	0	4,012	3,963		2,404
Irrevocable loan commitments [2]	19,813	48,855	39,605	10,749	119,022	115,116		53,039
Forward reverse repurchase agreements	17	0	0	0	17	17		17
Other commitments	135	1,418	9	381	1,943	1,943		19
Total other commitments	23,880	50,370	39,614	11,130	124,994	121,039		55,479
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 143,992 million and CHF 130,877 million of unused credit limits as of the end of 2021 and 2020 respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2021 (CHF million)
Credit guarantees and similar instruments	2,124	1,049	197	561	3,931	3,874		25	2,014
Performance guarantees and similar instruments	3,982	2,253	555	528	7,318	6,299		40	3,605
Derivatives [2]	5,374	2,567	561	419	8,921	8,921		289	–
Other guarantees	4,012	1,040	307	1,151	6,510	6,469		71	3,789
Total guarantees	15,492	6,909	1,620	2,659	26,680	25,563		425	9,408
2020 (CHF million)
Credit guarantees and similar instruments	1,645	653	203	582	3,083	3,020		27	1,637
Performance guarantees and similar instruments	3,607	1,885	526	514	6,532	5,601		30	2,535
Derivatives [2,3]	4,179	6,051	1,288	559	12,077	12,077		158	–
Other guarantees	3,555	996	421	1,171	6,143	6,130		85	3,725
Total guarantees	12,986	9,585	2,438	2,826	27,835	26,828		300	7,897
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Prior period has been revised.

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received
2021 (CHF million)
Irrevocable commitments under documentary credits	4,796	116	0	0	4,912		4,602		2,801
Irrevocable loan commitments	22,959	44,143	43,848	11,609	122,559	[2]	118,281		55,766
Forward reverse repurchase agreements	466	0	0	0	466		466		466
Other commitments	121	16	11	248	396		396		8
Total other commitments	28,342	44,275	43,859	11,857	128,333		123,745		59,041
2020 (CHF million)
Irrevocable commitments under documentary credits	3,915	97	0	0	4,012		3,963		2,404
Irrevocable loan commitments	19,813	48,855	39,605	10,749	119,022	[2]	115,116		53,039
Forward reverse repurchase agreements	17	0	0	0	17		17		17
Other commitments	135	1,418	9	381	1,943		1,943		19
Total other commitments	23,880	50,370	39,614	11,130	124,994		121,039		55,479
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 144,079 million and CHF 130,965 million of unused credit limits as of December 31, 2021 and 2020, respectively, which were revocable at the Bank's sole discretion upon notice to the client.